OTHER NON-CURRENT ASSETS, NET (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Jan. 02, 2015
Other non-current assets [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	40.00%	40.00%
Payments to Acquire Other Investments	¥ 798	$ 123	¥ 0	¥ 0
Shenyang K12 [Member]
Other non-current assets [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	10.00%	10.00%			10.00%
Payments to Acquire Other Investments	¥ 4,504